Business Combination	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination

Note 2. Business Combination

On September 15, 2025, Willow Lane Acquisition Corp. (“Willow Lane” or the “SPAC”) entered into a Business Combination Agreement, as amended on January 13, 2026, with (i) Boost Run, (ii) Benchmark Merger Sub I Inc. (“SPAC Merger Sub”), (iii) Benchmark Merger Sub II LLC (“Company Merger Sub”), (iv) Boost Run Holdings, LLC (“Boost Run Holdings”), (v) George Peng and (vi) Andrew Karos, the Company’s CEO (the “Business Combination Agreement”). On May 8, 2026 (the “Closing Date”), the transactions contemplated by the Business Combination Agreement (collectively, the “Business Combination”) were consummated.

Closing of the Business Combination

In connection with the Business Combination:

●	Willow Lane domesticated from the Cayman Islands to Delaware.
●	SPAC Merger Sub merged with and into Willow Lane, with Willow Lane surviving as a wholly owned subsidiary of Boost Run.
●	Company Merger Sub merged with and into Boost Run Holdings, with Boost Run Holdings surviving as a wholly owned subsidiary of Boost Run.

As a result of the Business Combination, Willow Lane’s outstanding Class A ordinary shares converted into shares of Boost Run Class A Common Stock, and Willow Lane’s outstanding redeemable warrants and private placement warrants converted into Boost Run Public Warrants and Private Warrants, respectively. The converted warrants retained substantially the same terms and conditions existing immediately prior to Closing, except that they became exercisable for shares of Boost Run Class A Common Stock.

The outstanding equity interests of Boost Run Holdings were cancelled and converted into the right to receive merger consideration in accordance with the Business Combination Agreement.

The aggregate merger consideration consisted of:

●	44,150,000 shares of Boost Run Inc’s Common Stock, valued at approximately $441,500 based on the contractual reference price of $10.00 per share;
●	an installment note with an initial principal amount of $8,500 issued to Andrew Karos, which was satisfied in connection with the Closing; and
●	contingent consideration consisting of the Karos Earnout Shares.

No public shares of the SPAC were redeemed in connection with the Business Combination. The Company received net proceeds of approximately $114,076, after giving effect to transaction costs and other closing-related adjustments.

Earnout Arrangements

Pursuant to the Business Combination Agreement, Andrew Karos was entitled to receive up to 7,875,000 additional shares of Boost Run Inc’s Class A Common Stock based on the achievement of specified stock price targets during the three-year period following Closing. The earnout was structured in three equal tranches based on the volume weighted average price (“VWAP”) of Boost Run Inc’s Class A Common Stock equaling or exceeding $12.50, $15.00 and $17.50 per share for at least 20 of 30 consecutive trading days. During the three months ended June 30, 2026, all stock price targets were achieved, and 7,875,000 Karos Earnout Shares were issued.

Pursuant to the Earnout Agreement dated September 15, 2025, as amended on January 13, 2026, Willow Lane Sponsor, LLC (the “Sponsor”) and Goodrich ILMJS LLC (the “SPV”) were entitled to receive up to 1,125,000 Sponsor Earnout Shares and 1,968,750 SPV Earnout Shares, respectively, upon achievement of the same stock price targets. During the three months ended June 30, 2026, all applicable stock price targets were achieved, and an aggregate of 3,093,750 Sponsor and SPV Earnout Shares were issued.

The Karos Earnout Shares, Sponsor Earnout Shares and SPV Earnout Shares (collectively, the “Earnout Shares”) are freestanding instruments indexed to the Company’s own stock and meet the conditions for equity classification under ASC 815, Derivatives and Hedging. Accordingly, the Earnout Shares are classified within permanent equity and are not subject to remeasurement. The Earnout Shares were recognized at the $10.00 per share value established pursuant to the Business Combination Agreement. Upon issuance, the Earnout Shares were recorded as an increase to common stock, at the $0.0001 per share par value of the Company’s Class A Common Stock, with a corresponding reduction to additional paid-in capital, resulting in no net impact to total stockholders’ equity.

Consulting Agreement

Pursuant to a consulting agreement entered into on January 13, 2026 with B. Luke Weil (also see Note 14 – Related Party Transactions), the Company agreed to issue up to 336,000 shares of Class A Common Stock in three equal tranches upon achievement of specified stock price targets. The arrangement is accounted for as an equity-classified award under ASC 718, Compensation—Stock Compensation. During the three months ended June 30, 2026, all applicable vesting conditions associated with the 336,000 share award were satisfied and the award became fully vested. See Note 14 – Related Party Transactions, and Note 16 – Stock-based Compensation.

Deferred Underwriting Commission Amendment

In January 2026, the Company entered into an agreement with an underwriter to reduce certain deferred underwriting commissions related to the Business Combination by $500. In connection with the agreement, the Company recognized a $250 current liability recorded in accrued expenses and other liabilities in the interim condensed consolidated balance sheet representing a guaranteed minimum payment obligation and recorded a corresponding reduction to additional paid-in capital in the interim condensed consolidated balance sheet. The reduction in deferred underwriting commissions resulted in a corresponding increase to additional paid-in capital of $500 in the interim condensed consolidated balance sheet. The underwriter also received certain rights to participate in future financing transactions.

Accounting Treatment

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, the SPAC was treated as the acquired company for financial reporting purposes and Boost Run Holdings was treated as the accounting acquirer. Boost Run Inc, the new public parent company formed to effect the Business Combination, was evaluated under the guidance on non-substantive newly formed entities in ASC 805 and was determined not to be a substantive entity. Accordingly, Boost Run Inc. is not itself considered in identifying the accounting acquirer. Because Boost Run Inc. survives as the ultimate parent of the combined company, the reverse recapitalization is presented by reference to Boost Run Inc’s legal capital structure. Accordingly, the Business Combination was treated as the equivalent of Boost Run Holdings issuing equity for the net assets of the SPAC, with no goodwill or other intangible assets recognized. The net assets of the SPAC were recorded at historical cost, and no goodwill or other intangible assets were recognized. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Boost Run Holdings. The equity structure has been retrospectively adjusted in all periods presented to reflect the number and class of shares of Boost Run Inc. Common Stock was issued to the former equity holders of Boost Run Holdings in connection with the reverse recapitalization. The historical accumulated deficit of the SPAC and Boost Run Inc. as of the Closing was reclassified to additional paid-in capital, as only Boost Run Holdings’ retained earnings are carried forward in connection with the reverse recapitalization; this reclassification did not impact total stockholders’ equity.

Boost Run Holdings was determined to be the accounting acquirer based on the following factors:

●	Legacy Boost Run Holdings equity holders retained approximately 90% of the voting power of the combined company on a fully diluted basis;
●	Legacy Boost Run Holdings equity holders appointed a majority of the Board of Directors;
●	Boost Run Holdings’ operations represent the ongoing operations of the combined company; and
●	Boost Run Holdings’ management team became the management team of the combined company.

The following table illustrates the Boost Run Units outstanding immediately prior to Closing, and the number of Boost Run Common Stock issued as a result of the Closing.

	Boost Run Holdings Units outstanding immediately prior to Closing		Number of Shares of Boost Run Common Stock issued to Boost Run Holdings Unit Holders upon Closing
Class A Units	8,500	Class B	29,533,018
Class B Units	4,149	Class A	14,241,982
Class C Units	128	Class A	375,000
	12,777		44,150,000

The following table illustrates the combined share ownership after the Closing.

	Combined Share Ownership
	Shares	%

Boost Run Class A Common Stock issued to Sponsors and SPV	4,628,674	8%
Boost Run Class A Common Stock issued to Willow Lane public shareholders	12,650,000	21%
Boost Run Class B Common Stock issued to Boost Run Holdings Unit Holders	29,533,018	48%
Boost Run Class A Common Stock issued to Boost Run Holdings Unit Holders	14,616,982	23%
Total shares of Boost Run Common Stock	61,428,674	100%